PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 04, 2021	Jul. 04, 2020	Jan. 03, 2021	Dec. 29, 2019
PROPERTY AND EQUIPMENT
Depreciation expense	$ 112,261	$ 90,070	$ 187,687	$ 211,087